Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Operation Income (Loss), Net by Geographical Areas	A summary of operation income (loss), net and long-lived assets by geographical areas is as follows:

Year ended December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
Rental income within:
- PRC, excluding Hong Kong:	$493	$2,965	$71,206
Net income (loss) within:
- PRC, excluding Hong Kong	$(10,590)	$(8,364)	$25,062
- Hong Kong	(2,664)	(4,827)	(9,369)
Total net income (loss)	$(13,254)	$(13,191)	$15,693

Summary of Long-Lived Assets by Geographical Areas

As of December 31,	2019	2020
	(’000)	(’000)
Long-lived assets by geographical area:
- Real estate properties under development in PRC, excluding Hong Kong	$251,685	$190,492
- Property, plant and equipment in PRC, excluding Hong Kong	25,624	26,389
- Hong Kong	326	179
- Real estate properties held for lease in PRC, excluding Hong Kong	—	92,207
- Right of use assets in PRC, excluding Hong Kong	3,597	9,511
- Hong Kong	481	184
Total long-lived assets	$281,713	$318,962